Trade and other receivables	9 Months Ended
Sep. 30, 2023
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables
Trade and other receivables as of September 30, 2023, and December 31, 2022, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Trade receivables	225,144	125,437
Tax receivables	33,719	45,680
Prepayments	23,636	11,827
Other accounts receivable	4,703	17,390
Total	287,202	200,334

The increase in trade receivables is primarily due to collections pending from the Spanish state-owner regulator, Comision Nacional de los Mercados y de la Competencia or “CNMC” in the solar assets of the Company in Spain and from Pemex in ACT.

During the year 2022, in the assets in Spain, the Company collected revenue in line with the parameters corresponding to the regulation in place at the beginning of the year 2022, as the new parameters, reflecting lower revenue, became final on December 14, 2022. As a result, as of December 31, 2022, trade receivables in the assets in Spain were lower than usual. In the nine-month period ended September 30, 2023, collections at these assets in Spain were regularized.
As of September 30, 2023, and December 31, 2022, the fair value of trade and other receivables accounts does not differ significantly from its carrying amount.